Average Annual Total Returns{- Fidelity SAI International Value Index Fund} - 10.31 Fidelity SAI International Value Index Fund PRO-07 - Fidelity SAI International Value Index Fund	Fidelity SAI International Value Index Fund Return Before Taxes Past 1 year	Fidelity SAI International Value Index Fund Return Before Taxes Since Inception		Fidelity SAI International Value Index Fund After Taxes on Distributions Past 1 year	Fidelity SAI International Value Index Fund After Taxes on Distributions Since Inception		Fidelity SAI International Value Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity SAI International Value Index Fund After Taxes on Distributions and Sales Since Inception		IXYEH Past 1 year	IXYEH Since Inception
Total	(3.93%)	(1.60%)	[1]	(4.23%)	(2.04%)	[1]	(2.01%)	(1.12%)	[1]	(3.88%)	(1.08%)	[1]

[1]	(a)From December 19, 2017